Segment Information - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Amortisation			£ 48
Revenue	£ 3,577	£ 3,552	3,674
Cost of major restructuring incurred	0	2	0
Intangible amortization charges	42	41	48
Impairment of intangible assets	0	0	0
Reversals of impairments	25
Impairment loss recognised in profit or loss, investment property		0	11
Inter-segment amounts [member]
Disclosure of operating segments [line items]
Revenue	£ 0	0	0
Operating Segments [Member] | Enterprise Learning & Workforce Skills [Member]
Disclosure of operating segments [line items]
Revenue		45	49
Intangible amortization charges		3	3
Adjusted operating profit		£ 12	£ 14